Trade receivables, reseller financing and other receivables - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 3,913,004	R$ 4,269,473
Allowance for expected credit losses	(472,594)	(468,850)	R$ (496,040)	R$ (559,633)
Current	3,540,266	3,921,790
Non-current	27,003	13,216
Trade receivables [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	(345,735)	(334,467)
Trade receivables	3,567,269	3,935,006
Current	3,540,266	3,921,790
Non-current	27,003	13,216
Trade receivables [member] | Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	3,885,310	4,183,696
Related parties	301	78
Trade receivables [member] | foreign customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	19,032	82,634
Related parties	R$ 8,361	R$ 3,065